Property and equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment					$ 25,050	$ 23,262
Less: Accumulated depreciation					(21,801)	(20,368)
Property and equipment, net					3,249	2,894
Depreciation expense					1,400	1,900
DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 25,225		$ 25,225		25,050
Less: Accumulated depreciation	(22,453)		(22,453)		(21,801)
Property and equipment, net	2,772		2,772		3,249	2,894
Depreciation expense	309,000	$ 344,000	705,000	$ 747,000
Quantum computer systems
Property, Plant and Equipment [Line Items]
Total property and equipment					13,425	12,103
Quantum computer systems | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	13,425		13,425		13,425
Lab equipment
Property, Plant and Equipment [Line Items]
Total property and equipment					6,645	6,315
Lab equipment | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,681		6,681		6,645
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment					3,305	2,954
Computer equipment | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,352		3,352		3,305
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment					1,074	1,072
Leasehold improvements | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,075		1,075		1,074
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment					316	316
Furniture and fixtures | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	318		318		316
Construction-in-progress
Property, Plant and Equipment [Line Items]
Total property and equipment					285	$ 502
Construction-in-progress | DWave System [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 374		$ 374		$ 285